Equity (Details) (USD $)	0 Months Ended	1 Months Ended			3 Months Ended					0 Months Ended	1 Months Ended		12 Months Ended
	Jul. 31, 2013	Nov. 30, 2013	Aug. 31, 2013	Apr. 30, 2013	Mar. 31, 2014	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2013 Warrant [Member]	Nov. 30, 2013 Warrant [Member]	Aug. 31, 2013 Warrant [Member]	Dec. 31, 2013 Warrant [Member]
Sold and Issued Shares	4,614,000	1,500,000	413,000	1,867,000
Stock value per share	$ 0.75	$ 1.00	$ 0.75	$ 0.75	$ 0.0001			$ 0.0001	$ 0.0001
Proceeds from issuance of common stock, net	$ 3,077,000	$ 1,375,000	$ 285,000			$ 728,000
Repayments of bebt						671,000
Brokerage commissions	383,000		25,000
Debt conversion shares issued	133,000
Debt conversion, converted instrument, amount	100,000
Issuance of warrants to purchase of common stock										475,000	120,000	36,000	631,087
Warrants, Exercise price			$ 0.75							$ 0.75	$ 1.00	$ 0.75
Net offering costs		$ 125,000
Warrants expiration date	5 years										5 years	5 years